Stock-Based Compensation Plans (Tables)	6 Months Ended
Jul. 31, 2023
Stock-Based Compensation Plans
Schedule of estimated stock-based compensation expense recognized in condensed consolidated statement of operations

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2023	2022	2023	2022
Cost of revenues	304	254	505	449
Sales and marketing	1,417	675	2,287	1,160
Research and development	580	490	965	857
General and administrative	2,150	2,317	3,613	4,057
Effect on net income	4,451	3,736	7,370	6,523

Schedule of weighted-average assumptions

	Six Months Ended
	July 31,	July 31,
	2023	2022

Expected dividend yield (%)	—	—
Expected volatility (%)	30.8	29.2
Risk-free rate (%)	3.2	2.4
Expected option life (years)	5	5

Schedule of stock option activity

			Weighted-
	Number of	Weighted-	Average	Aggregate
	Stock	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	Outstanding	Price	Life (years)	(in millions)
Balance at January 31, 2023	1,593,433	$45.54	4.1	$45.7
Granted	278,845	$80.10
Exercised	(201,511)	$30.87
Forfeited	(13,323)	$61.52
Balance at July 31, 2023	1,657,444	$51.83	4.3	$41.9

Vested or expected to vest at July 31, 2023	1,657,444	$51.83	4.3	$41.9

Exercisable at July 31, 2023	918,043	$41.39	3.3	$32.2

Schedule of performance share units activity

		Weighted-	Weighted-
		Average	Average	Aggregate
	Number of	Granted	Remaining	Intrinsic
	PSUs	Date Fair	Contractual	Value
	Outstanding	Value	Life (years)	(in millions)
Balance at January 31, 2023	915,233	$38.41	4.5	$67.9
Granted	95,134	$106.36
Performance units issued	68,005	$54.00
Exercised	(84,125)	$11.19
Forfeited	(2,475)	$82.13
Balance at July 31, 2023	991,772	$54.07	5.0	$75.9

Vested or expected to vest at July 31, 2023	991,772	$54.07	5.0	$75.9

Exercisable at July 31, 2023	723,681	$36.95	3.7	$55.3

Schedule of restricted share units activity

		Weighted-	Weighted-	Aggregate
		Average	Average	Intrinsic
	Number of	Granted	Remaining	Value
	RSUs	Date Fair	Contractual	(in
	Outstanding	Value	Life (years)	millions)
Balance at January 31, 2023	474,631	$32.44	4.7	$35.2
Granted	61,774	$80.19
Exercised	(53,898)	$8.55
Forfeited	(413)	$60.89
Balance at July 31, 2023	482,094	$40.34	5.3	$36.9

Vested or expected to vest at July 31, 2023	482,094	$40.34	5.3	$36.9

Exercisable at July 31, 2023	361,598	$30.32	4.1	$27.7

Schedule of cash settled restricted share unit plan activity

		Weighted-
		Average
	Number of	Remaining
	CRSUs	Contractual
	Outstanding	Life (years)
Balance at January 31, 2023	14,583	1.4
Granted	7,879
Vested and settled in cash	(6,129)
Balance at July 31, 2023	16,333	2.0

Non-vested at July 31, 2023	16,333	2.0